Derivative Instruments and Hedging Activities - Not designated (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Interest rate swap agreements | Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain or (Loss) Recognized in Income on Derivative	$ 2,702,400
Derivatives not designated as hedging instruments
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain or (Loss) Recognized in Income on Derivative		$ (12,358,728)	$ 546,832
Derivatives not designated as hedging instruments | Interest rate swap agreements | Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain or (Loss) Recognized in Income on Derivative		$ (12,358,728)	$ 546,832